Annual Fund Operating Expenses - NVIT Managed American Funds Growth-Income Fund - Class II Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.97%